Restructuring and Integration Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense Of Restructuring Activities [Line Items]
Employee benefit costs	£ (26)	£ 315	£ 160
Depreciation and impairment income (cost)	39	220	(11)
Other operating expenses	(15)	£ 237	1
Quantum provision
Expense Of Restructuring Activities [Line Items]
Depreciation and impairment income (cost)	(7)
Macro-economic
Expense Of Restructuring Activities [Line Items]
Depreciation and impairment income (cost)	46
Site clean up costs
Expense Of Restructuring Activities [Line Items]
Other operating expenses	(3)
Machinery
Expense Of Restructuring Activities [Line Items]
Reversal of impairment loss	£ 4
Reynolds American
Expense Of Restructuring Activities [Line Items]
Reversal of accrual related to shareholders litigation claims			59
Factory rationalisation partial reversal of previously estimated impairment
Expense Of Restructuring Activities [Line Items]
Depreciation, amortisation and impairment costs			(25)
Myanmar
Expense Of Restructuring Activities [Line Items]
Quantum initiatives charge			27
Quantum initiatives foreign exchange reclassified from equity included in total charge			£ 4